Property and Equipment	12 Months Ended
Mar. 31, 2024
Property Plant And Equipment Abstract
Property and Equipment [Text Block]

11. Property and Equipment

The following is a summary of activities for the years ended March 31, 2024, and March 31, 2023:

	Computers	Furniture	Automobiles	Demonstration Electric Vehicles	Leased Asset	Tools and Equipment	Land	Leasehold Improvements	Total
Cost
Balance, March 31, 2022	$242,854	$100,811	$589,420	$2,727,455	$672,151	$1,377,357	$801,317	$163,979	$6,675,344
Additions	75,406	22,894	49,845	14,678	-	185,954	-	7,215	355,992
Acquired in Acquisition	214	71	75,500	-	-	136,118	-	56,349	268,252
Asset sold	-	-	-	-	-	-	(801,317)	-	(801,317)
Balance, March 31, 2023	$242,854	$100,811	$589,420	$2,727,455	$672,151	$1,377,357	$-	$163,979	$5,874,027
Transfers from inventory	-	-	-	874,278	-	-	-	-	874,278
Additions	-	-	-	-	-	334,575	-	26,958	361,533
Balance, March 31, 2024	$242,854	$100,811	$589,420	$3,601,733	$672,151	$1,711,932	$-	$190,937	$7,109,838

Depreciation
Balance, March 31, 2022	77,799	35,412	82,901	931,347	667,342	769,356	-	43,625	$2,607,782
Depreciation	64,820	12,912	67,441	282,957	4,809	194,875	-	34,338	662,152
Foreign exchange translation	-	-	-	(698)	-	-	-	-	(698)
Balance, March 31, 2023	$142,619	$48,324	$150,342	$1,213,606	$672,151	$964,231	$-	$77,963	$3,269,236
Depreciation	62,128	10,931	70,900	581,355	-	305,692	-	42,146	1,073,152
Foreign exchange translation	-	-	-	3,925	-	-	-	-	3,925
Balance, March 31, 2024	$204,747	$59,255	$221,242	$1,798,886	$672,151	$1,269,923	$-	$120,109	$4,346,313

Carrying amounts
As at, March 31, 2023	$100,235	$52,487	$439,078	$1,513,849	$-	$413,126	$-	$86,016	$2,604,791

As at, March 31, 2024	$38,107	$41,556	$368,178	$1,802,847	$-	$442,009	$-	$70,828	$2,763,525

During the year ended March 31, 2024, the Company transferred vehicles from inventory with a carrying value of $874,278 to Property and Equipment. The transferred vehicles are comprised of four EV Stars, one Nano BEAST, one BEAST and one EV 550.

During the year ended March 31, 2023, the Company completed the sale of land owned by the Company in Porterville California for gross proceeds of $950,000 and generated a gain on the sale of $72,867 that was included in Other income. During the year ended March 31, 2023 GreenPower also acquired property, plant and equipment with an aggregate fair value of $268,252, as part of its acquisition of Lion Truck Body.